Unsecured senior notes (Details 2) - Mar. 31, 2015 - Unsecured senior notes ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Between 2 to 3 years		¥ 7,985
Between 4 to 5 years		13,820
Thereafter		27,333
Total senior unsecured notes		49,138
Level 2
Long-term Debt, Fiscal Year Maturity [Abstract]
Fair value	$ 8,008	¥ 49,184